Man Active High Yield ETF
Schedule of Investments
November 30, 2025 (Unaudited)

Principal
Amount
*
Value
Corporate Bonds — 87.7%
Airlines — 1.5%
Grupo Aeromexico SAB de CV, (Mexico)
8.625%, due 11/15/31 .............................................................................. 291,000 $ 290,827
Automobiles — 1.1%
Nissan Motor Co. Ltd., (Japan)
7.500%, due 7/17/30
(a)
.............................................................................. 200,000 208,909
Automotive Retailers — 2.2%
Global Auto Holdings Ltd/AAG FH UK Ltd., (United Kingdom)
8.375%, due 1/15/29
(a)
.............................................................................. 312,000 299,895
RAC Bond Co. PLC, (United Kingdom)
5.250%, due 11/4/27 ................................................................................ GBP 100,000 131,623
431,518
Banks — 3.8%
Advanzia Bank SA, (Luxembourg)
7.000%, due 4/24/28 ............................................................................... EUR 100,000 122,029
Banca Transilvania SA, (Romania)
5.125%, 1-Year EURIBOR + 2.95%, due 9/30/30
(b)
................................................... EUR 102,000 121,411
J&T Banka AS, (Czechia)
4.500%, 3-Month EURIBOR + 2.25%, due 5/28/31
(b)
................................................. EUR 167,000 195,116
MBH Bank NYRT, (Hungary)
5.250%, 3-Month EURIBOR + 3.00%, due 1/29/30
(b)
................................................. EUR 162,000 192,039
Raiffeisen Bank ZRT, (Hungary)
4.191%, 3-Month EURIBOR + 1.95%, due 7/1/31
(b)
................................................... EUR 100,000 117,131
747,726
Basic & Diversified Chemicals — 1.8%
Lenzing AG, (Austria)
9.000%, 3-Year EURIBOR ICE Swap Rate + 12.11%
(b),(c)
............................................. EUR 300,000 346,738
Biofuels — 0.5%
Cullinan Holdco SCSP, (Luxembourg)
8.500%, due 10/15/29
(a)
............................................................................. EUR 111,000 104,014
Cable & Satellite — 3.0%
Virgin Media Secured Finance PLC, (United Kingdom)
5.500% PIK, due 5/15/29
(a)
.......................................................................... 200,000 196,632
5.500% PIK, due 5/15/29 ........................................................................... 200,000 196,632
VZ Secured Financing BV, (Netherlands)
5.250%, due 1/15/33
(a)
.............................................................................. EUR 171,000 197,233
590,497
Casinos & Gaming — 3.8%
888 Acquisitions Ltd., (United Kingdom)
10.750%, due 5/15/30 .............................................................................. GBP 288,000 338,354
Flutter Treasury DAC, (Ireland)
5.875%, due 6/4/31
(a)
............................................................................... 200,000 202,061

Man Active High Yield ETF
Schedule of Investments (Continued)
November 30, 2025 (Unaudited)

Principal
Amount
*
Value
Corporate Bonds (continued)
Casinos & Gaming (continued)
Voyager Parent LLC
9.250%, due 7/1/32
(a)
............................................................................... 100,000 $ 106,013
9.250%, due 7/1/32 ................................................................................. 100,000 106,013
752,441
Commercial Vehicles — 0.7%
New Flyer Holdings, Inc.
9.250%, due 7/1/30
(a)
............................................................................... 136,000 145,887
Consumer Finance — 0.7%
Vanquis Banking Group PLC, (United Kingdom)
8.875%, 5-Year UK Gilt Bond + 8.15%, due 1/13/32
(b)
................................................ GBP 100,000 134,858
Containers & Packaging — 1.1%
Trivium Packaging Finance BV, (Netherlands)
12.250%, due 1/15/31
(a)
............................................................................. 200,000 213,328
Cruise Lines — 0.6%
SP Cruises Intermediate Ltd., (Bermuda)
11.500%, due 3/14/30
(a)
............................................................................. 125,000 122,899
Defense — 1.0%
Czechoslovak Group AS, (Czechia)
6.500%, due 1/10/31 ............................................................................... 200,000 206,144
Drilling & Drilling Support — 2.0%
Archer Norge AS, (Norway)
9.500%, due 2/25/30 ............................................................................... 125,000 132,031
Borr IHC Ltd. / Borr Finance LLC, (Multi-National)
10.000%, due 11/15/28
(a)
............................................................................ 170,732 170,738
Paratus Energy Services Ltd., (Bermuda)
9.500%, due 6/27/29 ............................................................................... 100,000 100,058
402,827
Electric Transmission & Dist — 1.0%
Energo - Pro as, (Czechia)
8.000%, due 5/27/30 ............................................................................... EUR 156,000 191,556
Entertainment Facilities — 1.0%
LifeFit Group MidCo GmbH, (Germany)
9.069%, 3-Month EURIBOR + 7.00%, due 8/29/29
(b)
................................................. EUR 163,000 197,986
Exploration & Production — 6.7%
Azule Energy Finance PLC, (United Kingdom)
8.125%, due 1/23/30 ............................................................................... 200,000 201,315
Diversified Gas & Oil Corp.
9.750%, due 4/9/29
(a)
............................................................................... 125,000 123,118
DNO ASA, (Norway)
8.500%, due 3/27/30
(a)
.............................................................................. 191,000 198,287

Man Active High Yield ETF
Schedule of Investments (Continued)
November 30, 2025 (Unaudited)

Principal
Amount
*
Value
Corporate Bonds (continued)
Exploration & Production (continued)
EnQuest PLC, (United Kingdom)
11.625%, due 11/1/27 ............................................................................... 200,000 $ 203,063
Karoon USA Finance, Inc.
10.500%, due 5/14/29
(a)
............................................................................. 200,000 206,703
Northern Oil & Gas, Inc.
7.875%, due 10/15/33 .............................................................................. 200,000 194,614
Trident Energy Finance PLC, (United Kingdom)
12.500%, due 11/30/29 ............................................................................. 200,000 203,738
1,330,838
Food & Drug Stores — 2.0%
Bellis Acquisition Co. PLC, (United Kingdom)
8.125%, due 5/14/30 ............................................................................... GBP 320,000 397,486
Health Care Facilities — 1.5%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29
(a)
............................................................................... 288,000 305,539
Health Care REIT — 1.5%
MPT Operating Partnership LP / MPT Finance Corp.
3.692%, due 6/5/28 ................................................................................. GBP 269,000 301,660
Health Care Services — 2.0%
CAB SELAS, (France)
3.375%, due 2/1/28 ................................................................................. EUR 279,000 304,964
Laboratoire Eimer SELAS, (France)
5.000%, due 2/1/29 ................................................................................. EUR 100,000 90,631
395,595
Health Care Supply Chain — 2.0%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc.
8.750%, due 4/17/32
(a)
.............................................................................. 308,000 292,046
8.750%, due 4/17/32 ............................................................................... 100,000 94,820
386,866
Hotel Owners & Developers — 2.1%
Vivion Investments Sarl, (Luxembourg)
6.500%, due 2/28/29 ............................................................................... EUR 228,000 264,325
8.250%, due 8/31/28 ............................................................................... EUR 127,000 147,924
412,249
Institutional Brokerage — 3.5%
Jane Street Group / JSG Finance, Inc.
6.125%, due 11/1/32
(a)
.............................................................................. 100,000 101,920
6.750%, due 5/1/33
(a)
............................................................................... 188,000 196,555
Stonex Escrow Issuer LLC
6.875%, due 7/15/32
(a)
.............................................................................. 191,000 198,037
TP ICAP Finance PLC, (United Kingdom)
6.375%, due 6/12/32 ............................................................................... GBP 142,000 194,069
690,581

Man Active High Yield ETF
Schedule of Investments (Continued)
November 30, 2025 (Unaudited)

Principal
Amount
*
Value
Corporate Bonds (continued)
Insurance Brokers & Services — 0.6%
Malakoff Humanis Prevoyance, (France)
4.500%, due 6/20/35 ............................................................................... EUR 100,000 $ 119,068
Integrated Oils — 0.3%
Petrobras Global Finance BV, (Netherlands)
6.250%, due 1/10/36 ............................................................................... 57,000 56,008
Internet Media & Services — 0.7%
Future PLC, (United Kingdom)
6.750%, due 7/10/30 ............................................................................... GBP 109,000 144,199
IT Services — 1.5%
Almaviva-The Italian Innovation Co. SpA, (Italy)
5.000%, due 10/30/30 .............................................................................. EUR 100,000 116,784
Unisys Corp.
10.625%, due 1/15/31
(a)
............................................................................. 186,000 188,540
305,324
Life Insurance — 1.0%
Nassau Cos. of New York (The)
7.875%, due 7/15/30
(a)
.............................................................................. 194,000 189,162
Local TV & Radio Broadcast — 1.4%
Arqiva Broadcast Finance PLC, (United Kingdom)
8.625%, due 7/1/30 ................................................................................. GBP 209,000 286,995
Logistics Services — 0.6%
Ocado Group PLC, (United Kingdom)
11.000%, due 6/15/30 .............................................................................. GBP 100,000 126,156
Marine Shipping — 1.0%
Navios South American Logistics, Inc., (Uruguay)
8.875%, due 7/14/30
(a)
.............................................................................. 200,000 207,532
Mass Merchants — 0.7%
B&M European Value Retail SA, (Luxembourg)
8.125%, due 11/15/30 .............................................................................. GBP 100,000 137,169
Mineral & Precious Stone Mining — 1.0%
WE Soda Investments Holding PLC, (United Kingdom)
9.500%, due 10/6/28 ............................................................................... 200,000 202,602

Man Active High Yield ETF
Schedule of Investments (Continued)
November 30, 2025 (Unaudited)

Principal
Amount
*
Value
Corporate Bonds (continued)
Mortgage Finance — 2.1%
Bracken MidCo1 PLC, (United Kingdom)
6.750% Cash or 7.500 % PIK, due 11/1/27 ........................................................... GBP 100,000 $ 132,013
Jerrold Finco PLC, (United Kingdom)
7.500%, due 6/15/31 ............................................................................... GBP 105,000 141,404
7.875%, due 4/15/30 ............................................................................... GBP 103,000 139,903
413,320
Multi Asset Class Own & Develop — 2.6%
CPI Property Group SA, (Luxembourg)
8.875%, 5-Year UK Gilt Bond + 5.65%
(b),(c)
........................................................... GBP 155,000 196,250
GTC Aurora Luxembourg SA, (Luxembourg)
2.250%, due 6/23/26 ............................................................................... EUR 276,000 318,401
514,651
Oilfield Services & Equipment — 2.5%
CHC Group LLC, (Cayman)
11.750%, due 9/1/30
(a)
.............................................................................. 300,000 286,884
Viridien, (France)
10.000%, due 10/15/30
(a)
........................................................................... 200,000 210,687
497,571
Other Financial Services — 2.1%
Goldcup 100865 AB, (Sweden)
7.398%, 3-Month STIBOR + 5.50%, due 7/11/28
(b)
................................................... SEK 1,250,000 135,697
Jefferson Capital Holdings LLC
8.250%, due 5/15/30
(a)
.............................................................................. 277,000 290,387
426,084
Other Machinery & Equipment — 1.0%
EVOCA SpA, (Italy)
7.279%, 3-Month EURIBOR + 5.25%, due 4/9/29
(b)
................................................... EUR 177,000 196,838
P&C Insurance — 1.0%
Lancashire Holdings Ltd., (Bermuda)
5.625%, US 5 Year CMT T-Note + 5.08%, due 9/18/41
(b)
.............................................. 200,000 197,266
Packaged Food — 2.0%
Viking Baked Goods Acquisition Corp.
8.625%, due 11/1/31
(a)
.............................................................................. 293,000 296,306
8.625%, due 11/1/31 ................................................................................ 100,000 101,129
397,435
Precious Metals — 1.0%
Endeavour Mining PLC, (United Kingdom)
7.000%, due 5/28/30 ............................................................................... 200,000 207,000
Printing Services — 1.5%
RR Donnelley & Sons Co.
9.500%, due 8/1/29
(a)
............................................................................... 192,000 197,454
10.875%, due 8/1/29
(a)
.............................................................................. 100,000 100,962
298,416

Man Active High Yield ETF
Schedule of Investments (Continued)
November 30, 2025 (Unaudited)

Principal
Amount
*
Value
Corporate Bonds (continued)
Professional Services — 0.6%
NES Fircroft Bondco AS, (Norway)
8.000%, due 9/30/29
(a)
.............................................................................. 125,000 $ 126,322
Real Estate Services — 0.5%
Emeria SASU, (France)
7.750%, due 3/31/28 ............................................................................... EUR 100,000 106,770
Reinsurance — 1.6%
SiriusPoint Ltd., (Bermuda)
6.158%, 3-Month STIBOR + 4.00%, due 9/22/47
(b)
................................................... SEK 3,000,000 312,714
Restaurants — 2.1%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc.
9.500%, due 7/1/32
(a)
............................................................................... 283,000 276,143
Punch Finance PLC, (United Kingdom)
7.875%, due 12/30/30 .............................................................................. GBP 100,000 135,332
411,475
Specialty & Generic Pharma — 1.0%
1261229 BC Ltd., (Canada)
10.000%, due 4/15/32
(a)
............................................................................. 200,000 207,174
Specialty Chemicals — 0.9%
Herens Holdco Sarl, (Luxembourg)
4.750%, due 5/15/28
(a)
.............................................................................. 200,000 173,499
Tronox, Inc.
4.625%, due 3/15/29 ............................................................................... 13,000 8,418
181,917
Transit Services — 0.9%
Mobico Group PLC, (United Kingdom)
4.875%, due 9/26/31 ............................................................................... EUR 200,000 176,334
Travel Services — 0.4%
Sabre GLBL, Inc.
11.125%, due 7/15/30
(a)
............................................................................. 100,000 86,524
Wireless Telecommunications — 5.5%
C&W Senior Finance Ltd., (Cayman)
9.000%, due 1/15/33
(a)
.............................................................................. 200,000 208,315
Digicel International Finance Ltd. / Difl US LLC, (Multi-National)
8.625%, due 8/1/32
(a)
............................................................................... 200,000 204,465
8.625%, due 8/1/32 ................................................................................. 200,000 204,466
Telecom Argentina SA, (Argentina)
9.500%, due 7/18/31 ............................................................................... 191,000 199,855
WOM Chile Holdco SpA, (Chile)
5.000% PIK, due 4/1/32 ............................................................................. 307,917 282,230
1,099,331

Man Active High Yield ETF
Schedule of Investments (Continued)
November 30, 2025 (Unaudited)

Principal
Amount
*
Value
Corporate Bonds (continued)
Wireline Telecommunications — 2.5%
Sable International Finance Ltd., (Cayman)
7.125%, due 10/15/32
(a)
............................................................................. 200,000 $ 202,424
Total Play Telecomunicaciones SA de CV, (Mexico)
11.125%, due 12/31/32 ............................................................................. 300,000 285,961
488,385
Total Corporate Bonds
(Cost $17,656,085) 17,428,711
Short Term Investments — 5.0%
Sovereign Government — 5.0%
United States Treasury Bill
(d)
3.863%, due 1/8/26 ................................................................................. 600,000 597,595
3.878%, due 12/11/25 .............................................................................. 400,000 399,566
997,161
Total Short Term Investments
(Cost $997,172) 997,161
Total Investments — 92.7%
(Cost $18,653,257) 18,425,872
Other Assets and Liabilities,
Net — 7.3% 1,454,580
Net Assets — 100.0% $ 19,880,452
* Par amount denominated in USD unless otherwise noted.
(a) Exempt from registration under Rule 144A of the Securities Act of 1933.
(b) Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2025.
(c) Perpetual security with no stated maturity date.
(d) Interest Rate disclosed represents the discount rate at the time of purchase.
CMT : Constant Maturity Treasury Index
EUR : Euro
EURIBOR : Euro Interbank Offered Rate
GBP : Great British Pound
PIK : Payment-in-kind, which may pay interest in the form of additional principal amount.
PLC : Public Limited Company
SEK : Swedish Krona
STIBOR : Stockholm Interbank Offered Rate
USD : United States Dollar
Summary of Investment Type
Asset Class % of Net Assets
Corporate Bonds ........................................................................................ 87.7%
Short Term Investments .................................................................................. 5.0%
Total Investments ....................................................................................... 92.7%
Other Assets and Liabilities ................................................................................ 7.3%
Net Assets ............................................................................................ 100.0%

Man Active High Yield ETF
Schedule of Investments (Continued)
November 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Outstanding as of November 30, 2025:
Currency Purchased Currency Sold
Settlement
Date Counterparty
Currency
Amount
Purchased
Currency
Amount Sold
Unrealized
Appreciation
Euro ........................... USD 12/18/2025
Bank of New York
(The) 128,299 $ 148,147 $ 878
Great British Pound ................ USD 12/18/2025
Bank of New York
(The) 22,449 29,560 156
Unrealized Appreciation ............ $ 177,707 $ 1,034
Total Unrealized Appreciation .................................................................... $ 1,034
Currency Sold
Currency
Purchased
Settlement
Date Counterparty
Currency
Amount Sold
Value at
Settlement
Date
Unrealized
(Depreciation)
Euro ........................... USD 12/18/2025
Bank of New York
(The) (3,310,361) $ (3,836,043) $ (9,094)
Great British Pound ................ USD 12/18/2025
Bank of New York
(The) (2,319,516) (3,040,128) (30,233)
Swedish Krona ................... USD 12/18/2025
Bank of New York
(The) (4,609,784) (486,145) (2,691)
Unrealized Depreciation ............ $ (7,362,316) $ (42,018)
Total Unrealized Depreciation .................................................................... $ (42,018)
Net Unrealized Appreciation (Depreciation) $ (40,984)